UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Equity Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Institutional Small-Cap Stock Fund

(TRSSX)

This annual shareholder report contains important information about Institutional Small-Cap Stock Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Small-Cap Stock Fund	$69	0.66%

What drove fund performance during the past 12 months?

  Small-cap stocks advanced, with growth names outperforming value peers. After a challenging start to the year, stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable and Congress passed tax legislation that should help stimulate the economy. In addition, the Federal Reserve cut interest rates three times in the latter part of the year.

  Versus the Russell 2000 Index, the leading contributor to relative performance was stock selection in energy. Shares of TechnipFMC, a global offshore oil field service and equipment company, were boosted by robust subsea orders amid increased offshore spending. The consumer discretionary sector, which recorded a negative return, also added value due to our underweight allocation.

  On the negative side, stock selection in health care was the leading detractor from relative performance. Multiple headwinds, including potential tariff implications, weighed on shares of Masimo, a manufacturer of noninvasive medical monitoring technologies. Shares of surgical robotics company PROCEPT BioRobotics were pressured by factors including the departure of its CEO, softer robot placements, and the utilization rate per robot. The information technology sector also hindered relative results due to stock choices.

  The fund seeks to opportunistically blend small-cap value and growth stocks to capitalize on valuation anomalies and produce strong and consistent returns. We take a contrarian approach in our assessment of value and growth opportunities, seeking situations in which our view of a company’s prospects is distinctly different from the market’s expectations.

How has the fund performed?

Cumulative Returns of a Hypothetical $1 Million Investment as of December 31, 2025

	Fund	Regulatory Benchmark	Strategy Benchmark
2015	1,000,000	1,000,000	1,000,000
2016	998,382	1,009,683	984,815
2016	1,042,071	1,036,242	1,022,157
2016	1,106,257	1,081,814	1,114,621
2016	1,190,036	1,127,351	1,213,080
2017	1,232,983	1,192,098	1,242,993
2017	1,262,884	1,228,046	1,273,615
2017	1,329,208	1,284,185	1,345,810
2017	1,373,929	1,365,567	1,390,763
2018	1,400,574	1,356,766	1,389,592
2018	1,493,830	1,409,528	1,497,337
2018	1,587,665	1,509,942	1,550,887
2018	1,331,735	1,293,987	1,237,585
2019	1,565,937	1,475,708	1,418,075
2019	1,657,125	1,536,139	1,447,784
2019	1,659,749	1,553,997	1,413,026
2019	1,783,975	1,695,370	1,553,477
2020	1,315,864	1,341,042	1,077,884
2020	1,650,229	1,636,441	1,351,867
2020	1,787,458	1,787,117	1,418,540
2020	2,230,016	2,049,495	1,863,564
2021	2,420,099	2,179,574	2,100,218
2021	2,549,006	2,359,167	2,190,372
2021	2,519,146	2,356,767	2,094,863
2021	2,604,076	2,575,418	2,139,725
2022	2,310,771	2,439,475	1,978,693
2022	1,958,804	2,032,055	1,638,453
2022	1,915,998	1,941,331	1,602,617
2022	1,997,068	2,080,759	1,702,441
2023	2,065,587	2,230,164	1,749,050
2023	2,173,379	2,417,203	1,840,093
2023	2,048,875	2,338,552	1,745,731
2023	2,347,630	2,620,858	1,990,646
2024	2,478,984	2,883,451	2,093,763
2024	2,365,261	2,976,182	2,025,136
2024	2,584,773	3,161,573	2,212,922
2024	2,623,475	3,244,826	2,220,324
2025	2,469,526	3,091,607	2,009,860
2025	2,631,911	3,431,413	2,180,691
2025	2,805,896	3,711,972	2,450,983
2025	2,842,157	3,801,166	2,504,679

202501-4140694, 202601-5113218

E129-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Small-Cap Stock Fund	8.34%	4.97%	11.01%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 2000 Index (Strategy Benchmark)	12.81	6.09	9.62

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,447,420
  Number of Portfolio Holdings289
  Investment Advisory Fees Paid (000s)$27,676
  Portfolio Turnover Rate84.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	22.1%
Industrials & Business Services	20.3
Financials	18.6
Information Technology	12.9
Consumer Discretionary	7.9
Materials	5.0
Real Estate	4.1
Energy	3.1
Utilities	2.7
Other	3.3

Top Ten Holdings (as a % of Net Assets)

Liberty Live Holdings	2.2%
VSE	1.8
Lattice Semiconductor	1.8
Esab	1.4
Immunome	1.3
PennyMac Financial Services	1.3
Mirion Technologies	1.3
Dyne Therapeutics	1.3
RBC Bearings	1.3
Elanco Animal Health	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Institutional Small-Cap Stock Fund

 (TRSSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$46,217	$46,029
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2025
Institutional Small-Cap Stock
Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Institutional Small-Cap Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 24 .88 $ 26 .63 $ 23 .90 $ 32 .85 $ 30 .62
Investment activities
Net investment income
(1)(2)
0 .04 0 .06 0 .09 0 .06 0 .01
Net realized and unrealized gain/loss 2 .03 3 .08 4 .10 ( 7 .73 ) 5 .02
Total from investment activities 2 .07 3 .14 4 .19 ( 7 .67 ) 5 .03
Distributions
Net investment income ( 0 .08 ) ( 0 .18 ) ( 0 .12 ) ( 0 .05 ) ( 0 .02 )
Net realized gain ( 2 .49 ) ( 4 .71 ) ( 1 .34 ) ( 1 .23 ) ( 2 .78 )
Total distributions ( 2 .57 ) ( 4 .89 ) ( 1 .46 ) ( 1 .28 ) ( 2 .80 )
NET ASSET VALUE
End of period $ 24 .38 $ 24 .88 $ 26 .63 $ 23 .90 $ 32 .85
Ratios/Supplemental Data
Total return
(2)(3)
8 .34% 11 .75% 17 .55% ( 23 .31 ) % 16 .77%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0 .66% 0 .66% 0 .66% 0 .66% 0 .66%
Net expenses after waivers/payments by Price
Associates 0 .66% 0 .66% 0 .66% 0 .66% 0 .66%
Net investment income 0 .18% 0 .23% 0 .37% 0 .21% 0 .02%
Portfolio turnover rate 84 .1% 59 .9% 26 .2% 25 .1% 18 .9%
Net assets, end of period (in millions) $ 4,447 $ 4,528 $ 4,401 $ 4,479 $ 6,158
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Institutional Small-Cap Stock Fund
December 31, 2025

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.3%
COMMUNICATION
SERVICES  1.3%
Diversified Telecommunication
Services  0.5%
GCI Liberty, Class C (1) 62,241 2,316
Uniti Group (1) 2,789,550 19,555
21,871
Entertainment  0.8%
Atlanta Braves Holdings, Class C (1) 383,839 15,142
Madison Square Garden Sports (1) 81,960 21,199
36,341
Interactive Media & Services  0.0%
Reddit, Class A (1) 2,235 514
514
Total Communication Services 58,726
CONSUMER
DISCRETIONARY  7.9%
Automobile Components  0.1%
Patrick Industries  51,528 5,587
5,587
Broadline Retail  0.3%
Savers Value Village (1) 1,565,556 14,622
14,622
Diversified Consumer
Services  2.2%
Duolingo (1) 7,354 1,291
Liberty Live Holdings, Class C (1) 1,160,240 96,485
97,776
Hotels, Restaurants &
Leisure  3.3%
Black Rock Coffee Bar, Class A (1) 176,364 3,924
Cava Group (1) 7,892 463
Dutch Bros, Class A (1) 241,475 14,783
Life Time Group Holdings (1) 584,607 15,539
Planet Fitness, Class A (1) 479,312 51,991
Red Rock Resorts, Class A  77,547 4,804
Sportradar Group, Class A (1) 698,526 16,604
Torchys Holdings, Class A,
Acquisition Date: 11/13/20,
Cost $17,607 (1)(2)(3)(4) 2,059,233 6,960
Wingstop  68,500 16,337
Wyndham Hotels & Resorts  204,910 15,483
146,888
Household Durables  0.3%
Installed Building Products  55,520 14,401
14,401
Specialty Retail  1.0%
Boot Barn Holdings (1) 47,724 8,422
Burlington Stores (1) 52,939 15,291
Floor & Decor Holdings, Class A (1) 249,008 15,162
Shares $ Value
(Cost and value in $000s)
‡
Urban Outfitters (1) 93,855 7,064
45,939
Textiles, Apparel & Luxury
Goods  0.7%
Birkenstock Holding (1) 609,059 24,911
Kontoor Brands  89,139 5,445
30,356
Total Consumer Discretionary 355,569
CONSUMER STAPLES  1.4%
Consumer Staples Distribution &
Retail  1.0%
BJ's Wholesale Club Holdings (1) 162,753 14,653
Grocery Outlet Holding (1) 2,516,414 25,416
PriceSmart  41,112 5,043
45,112
Food Products  0.1%
BRC, Class A (1) 1,819,775 2,020
Farmers Business Network,
Acquisition Date: 11/3/17,
Cost $4,593 (1)(2)(4) 248,750 —
Simply Good Foods (1) 191,685 3,849
5,869
Personal Care Products  0.2%
Olaplex Holdings (1) 5,525,142 7,404
7,404
Tobacco  0.1%
Turning Point Brands  34,592 3,750
3,750
Total Consumer Staples 62,135
ENERGY  3.1%
Energy Equipment &
Services  1.2%
Cactus, Class A  106,235 4,853
National Energy Services
Reunited (1) 98,206 1,538
TechnipFMC  726,235 32,361
Weatherford International  199,633 15,623
54,375
Oil, Gas & Consumable
Fuels  1.9%
Cenovus Energy (CAD)  1,651,907 27,946
Denison Mines (CAD) (1) 146,136 387
Golar LNG  570,675 21,235
Range Resources  13,581 479
Secure Waste Infrastructure (CAD)  1,199,838 15,097
Uranium Energy (1) 344,381 4,022
Viper Energy, Class A  386,846 14,944
84,110
Total Energy 138,485
FINANCIALS  18.5%
Banks  9.8%
Atlantic Union Bankshares  191,735 6,768

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Banc of California  1,512,133 29,169
Blue Foundry Bancorp (1) 325,748 4,049
Columbia Banking System  1,189,003 33,233
CRB Group, Acquisition Date:
4/14/22 - 8/26/25, Cost $2,060 (1)
(2)(4) 23,649 2,486
Dime Community Bancshares  535,560 16,115
East West Bancorp  372,624 41,879
Eastern Bankshares  1,748,998 32,234
Equity Bancshares, Class A  357,325 15,954
FB Financial  368,278 20,550
Five Star Bancorp  476,092 17,035
Flagstar Bank  1,235,346 15,553
Home BancShares  519,616 14,435
Kearny Financial  604,510 4,479
Live Oak Bancshares  525,631 18,055
OceanFirst Financial  525,173 9,427
Pinnacle Financial Partners (1) 228,715 21,822
Prosperity Bancshares  324,350 22,416
Renasant  349,125 12,296
SOUTHSTATE BANK  361,785 34,048
Texas Capital Bancshares (1) 346,109 31,337
USCB Financial Holdings  315,870 5,818
Western Alliance Bancorp  303,754 25,537
434,695
Capital Markets  3.3%
Cboe Global Markets  95,103 23,871
Etoro Group, Class A (1) 251,485 8,835
Hamilton Lane, Class A  173,994 23,369
iCapital, Acquisition Date: 3/10/25 -
4/17/25, Cost $6,286 (1)(2)(4) 449,040 6,286
Miami International Holdings (1) 571,413 25,359
PJT Partners, Class A  36,065 6,030
StepStone Group, Class A  108,567 6,967
Stifel Financial  3,477 436
StoneX Group (1) 210,629 20,037
TMX Group (CAD)  638,296 24,289
Wealthfront (1) 261,966 3,560
149,039
Financial Services  2.7%
HA Sustainable Infrastructure Capital  450,621 14,163
Marqeta, Class A (1) 4,226,019 20,074
PennyMac Financial Services  444,141 58,556
Rocket, Class A  1,309,222 25,346
118,139
Insurance  2.7%
Definity Financial (CAD)  276,311 15,286
Goosehead Insurance, Class A  343,759 25,318
Hagerty, Class A (1) 590,572 7,937
Neptune Insurance Holdings, Class
A (1) 754,315 21,996
RLI  173,285 11,087
Root, Class A (1) 142,621 10,301
TWFG (1) 458,805 13,200
Shares $ Value
(Cost and value in $000s)
‡
White Mountains Insurance Group  7,423 15,425
120,550
Total Financials 822,423
HEALTH CARE  20.8%
Biotechnology  10.6%
Apogee Therapeutics (1) 150,040 11,325
Arcellx (1) 496,376 32,364
Bicara Therapeutics (1) 768,848 12,940
Black Diamond Therapeutics (1) 1,396,549 3,394
Caris Life Sciences (1) 854,310 23,049
CG oncology (1) 82,279 3,416
Cytokinetics (1) 864,588 54,936
Denali Therapeutics (1) 1,208,732 19,956
Dyne Therapeutics (1) 2,949,919 57,700
Erasca (1) 1,701,564 6,330
Immatics (1) 2,828,533 29,700
Immunocore Holdings, ADR (1) 1,167,523 40,525
Immunome (1) 2,779,348 59,700
Immunovant (1) 1,015,798 25,822
Ionis Pharmaceuticals (1) 77,865 6,160
Kodiak Sciences (1) 98,874 2,764
Kymera Therapeutics (1) 130,660 10,167
MapLight Therapeutics (1) 261,729 4,597
Nuvalent, Class A (1) 199,992 20,117
Perceptive Capital Solutions SPAC/
Freenome Holdings PIPE (1)(5) 615,045 7,213
Praxis Precision Medicines (1) 62,262 18,351
Prime Medicine (1) 956,939 3,320
Revolution Medicines (1) 57,893 4,611
Treeline Biosciences, Warrants,
8/21/35, Acquisition Date: 11/7/25,
Cost $— (1)(2)(4) 77,751 566
Vaxcyte (1) 193,947 8,949
Xenon Pharmaceuticals (1) 103,369 4,633
472,605
Health Care Equipment &
Supplies  2.6%
iRadimed  28,403 2,763
Masimo (1) 362,829 47,190
Neogen (1) 1,359,612 9,504
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $7,145 (1)(2)(4) 1,897,440 588
Penumbra (1) 801 249
PROCEPT BioRobotics (1) 695,936 21,894
QuidelOrtho (1) 840,361 24,001
Ypsomed Holding (CHF)  22,682 9,331
115,520
Health Care Providers &
Services  3.5%
Alignment Healthcare (1) 2,187,875 43,210
Billiontoone, Class A (1) 24,521 2,007
BrightSpring Health Services (1) 958,725 35,904
Ensign Group  45,891 7,994
GeneDx Holdings (1) 89,249 11,608

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
HealthEquity (1) 2,421 222
Lumexa Imaging Holdings (1) 486,258 8,996
Molina Healthcare (1) 83,865 14,554
Oscar Health, Class A (1) 1,006,413 14,462
RadNet (1) 187,397 13,371
Surgery Partners (1) 114,777 1,773
154,101
Life Sciences Tools &
Services  2.8%
BioLife Solutions (1) 1,173,910 28,385
Bio-Rad Laboratories, Class A (1) 13,793 4,179
Bio-Techne  246,009 14,468
Maravai LifeSciences Holdings,
Class A (1) 990,874 3,221
Personalis (1) 1,940,579 15,447
Repligen (1) 146,914 24,073
Sotera Health (1) 1,202,207 21,207
Stevanato Group  624,109 12,557
123,537
Pharmaceuticals  1.3%
Axsome Therapeutics (1) 3,766 688
Elanco Animal Health (1) 2,449,017 55,421
56,109
Total Health Care 921,872
INDUSTRIALS & BUSINESS
SERVICES  20.0%
Aerospace & Defense  3.9%
Beta Technologies, Class A (1) 301,135 8,495
Karman Holdings (1) 208,936 15,288
Kratos Defense & Security
Solutions (1) 150,312 11,410
Leonardo DRS  103,812 3,539
Loar Holdings (1) 554,384 37,698
Mercury Systems (1) 236,022 17,232
VSE  472,492 81,633
175,295
Building Products  1.4%
Advanced Drainage Systems  29,625 4,290
AZZ  298,010 31,941
CSW Industrials  69,086 20,279
Simpson Manufacturing  26,003 4,199
60,709
Commercial Services &
Supplies  1.2%
Casella Waste Systems, Class A (1) 274,330 26,868
MSA Safety  94,710 15,167
OPENLANE (1) 356,395 10,613
52,648
Construction & Engineering  2.4%
API Group (1) 1,430,940 54,748
Arcosa  247,633 26,328
MYR Group (1) 43,232 9,446
Shares $ Value
(Cost and value in $000s)
‡
WillScot Holdings  802,258 15,107
105,629
Ground Transportation  0.6%
Saia (1) 79,547 25,974
25,974
Machinery  7.2%
Albany International, Class A  49,416 2,505
Alliance Laundry Holdings (1) 278,009 5,657
Atmus Filtration Technologies  393,755 20,440
CECO Environmental (1) 176,818 10,583
Crane  71,831 13,248
Enpro  94,960 20,334
Esab  558,034 62,344
ESCO Technologies  43,068 8,415
Federal Signal  90,748 9,854
Flowserve  136,915 9,499
Graco  178,865 14,662
JBT Marel  97,076 14,626
Kadant  18,575 5,294
Middleby (1) 126,046 18,739
RBC Bearings (1) 124,093 55,647
Spirax Group (GBP)  152,552 13,943
SPX Technologies (1) 78,707 15,746
Standex International  38,633 8,394
Weir Group (GBP)  242,356 9,264
319,194
Professional Services  1.0%
Booz Allen Hamilton Holding  89,881 7,582
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $2,271 (1)(2)(4) 291,546 2,595
Parsons (1) 368,505 22,774
UL Solutions, Class A  127,071 10,021
42,972
Trading Companies &
Distributors  2.3%
Diploma (GBP)  182,269 12,968
FTAI Aviation  84,494 16,633
QXO (1) 1,551,373 29,926
Rush Enterprises, Class A  128,314 6,921
SiteOne Landscape Supply (1) 250,359 31,185
Xometry, Class A (1) 64,804 3,854
101,487
Total Industrials & Business Services 883,908
INFORMATION
TECHNOLOGY  12.1%
Electronic Equipment,
Instruments & Components  2.8%
Advanced Energy Industries  60,617 12,691
Bel Fuse, Class B  83,232 14,119
Fabrinet (1) 5,502 2,505
Littelfuse  60,179 15,221
Mirion Technologies (1) 2,482,159 58,132
Ralliant  137,619 7,006

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Teledyne Technologies (1) 29,207 14,917
124,591
IT Services  0.3%
Applied Digital (1) 572,141 14,029
14,029
Semiconductors & Semiconductor
Equipment  5.1%
Entegris  376,161 31,692
Impinj (1) 40,436 7,036
Lattice Semiconductor (1) 1,065,790 78,421
MACOM Technology Solutions
Holdings (1) 249,943 42,810
Onto Innovation (1) 65,679 10,368
Rambus (1) 166,382 15,289
Semtech (1) 338,792 24,966
SiTime (1) 33,298 11,760
Tower Semiconductor (1) 38,183 4,483
226,825
Software  3.9%
Aurora Innovation (1) 2,476,968 9,512
CCC Intelligent Solutions
Holdings (1) 1,764,416 14,027
Cellebrite DI (1) 1,812,165 32,673
Cipher Mining (1) 424,970 6,273
I3 Verticals, Class A (1) 483,439 12,178
InterDigital  40,689 12,955
JFrog (1) 304,981 19,049
nCino (1) 254,810 6,533
Netskope, Class A (1) 93,363 1,638
Onestream (1) 506,876 9,316
PAR Technology (1) 1,114,602 40,438
Riot Platforms (1) 23,710 300
Workiva (1) 77,187 6,657
171,549
Technology Hardware, Storage &
Peripherals  0.0%
CompoSecure, Class A (1) 12,628 244
IonQ (1) 5,642 253
497
Total Information Technology 537,491
MATERIALS  4.4%
Chemicals  0.9%
Element Solutions  1,530,764 38,254
38,254
Construction Materials  0.5%
Knife River (1) 187,288 13,176
United States Lime & Minerals  78,566 9,407
22,583
Containers & Packaging  0.8%
AptarGroup  51,039 6,225
International Paper  734,344 28,926
35,151
Shares $ Value
(Cost and value in $000s)
‡
Metals & Mining  2.0%
Capstone Copper (CAD) (1) 1,608,224 16,146
OR Royalties  1,262,396 44,676
Royal Gold  66,877 14,866
Warrior Met Coal  173,164 15,268
90,956
Paper & Forest Products  0.2%
Louisiana-Pacific  138,198 11,161
11,161
Total Materials 198,105
REAL ESTATE  4.1%
Health Care Real Estate
Investment Trusts  0.4%
CareTrust REIT, REIT  520,283 18,813
18,813
Industrial Real Estate Investment
Trusts  0.8%
EastGroup Properties, REIT  68,205 12,150
Terreno Realty, REIT  370,052 21,726
33,876
Real Estate Management &
Development  0.8%
Colliers International Group  154,786 22,755
FirstService  93,502 14,542
37,297
Residential Real Estate
Investment Trusts  0.7%
Flagship Communities REIT  700,519 14,010
Independence Realty Trust, REIT  941,630 16,460
30,470
Retail Real Estate Investment
Trusts  1.1%
Curbline Properties, REIT  1,746,917 40,546
Macerich, REIT  408,094 7,533
48,079
Specialized Real Estate
Investment Trusts  0.3%
CubeSmart, REIT  429,282 15,476
15,476
Total Real Estate 184,011
UTILITIES  2.7%
Electric Utilities  1.3%
IDACORP  233,731 29,581
OGE Energy  669,581 28,591
TXNM Energy  7,191 423
58,595
Gas Utilities  0.8%
Chesapeake Utilities  291,024 36,308
36,308
Water Utilities  0.6%
California Water Service Group  391,737 16,974

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Middlesex Water  197,663 9,966
26,940
Total Utilities 121,843
Total Common Stocks (Cost
$3,321,417) 4,284,568
CONVERTIBLE PREFERRED STOCKS  3.1%
CONSUMER
DISCRETIONARY  0.0%
Hotels, Restaurants &
Leisure  0.0%
Torchys Holdings, Acquisition Date:
11/13/20, Cost $3,632 (1)(2)(3)(4) 404,324 1,367
1,367
Specialty Retail  0.0%
1661, Series F, Acquisition Date:
5/28/21, Cost $6,391 (1)(2)(4) 1,098,082 933
933
Total Consumer Discretionary 2,300
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series
D, Acquisition Date: 11/3/17,
Cost $1,682 (1)(2)(4) 91,080 —
Total Consumer Staples —
FINANCIALS  0.1%
Banks  0.1%
CRB Group, Series D, Acquisition
Date: 1/28/22, Cost $4,795 (1)(2)(4) 45,609 4,795
Total Financials 4,795
HEALTH CARE  1.3%
Biotechnology  0.3%
Kardigan, Series B, Acquisition Date:
9/4/25, Cost $4,118 (1)(2)(4) 192,742 4,118
Mirador Therapeutics, Series
B, Acquisition Date: 7/31/25,
Cost $4,149 (1)(2)(4) 1,257,256 4,149
Treeline Biosciences, Series
A-2, Acquisition Date: 11/7/25,
Cost $4,463 (1)(2)(4) 518,338 3,777
12,044
Health Care Equipment &
Supplies  0.2%
Kardium, Series D-6, Acquisition
Date: 1/8/21, Cost $2,939 (1)(2)(4) 2,892,844 2,393
Kardium, Series D-7, Acquisition
Date: 6/9/25, Cost $2,543 (1)(2)(4) 5,239,290 3,391
Kardium, Series D-8, Acquisition
Date: 6/6/25, Cost $2,338 (1)(2)(4) 3,613,113 2,339
8,123
Shares $ Value
(Cost and value in $000s)
‡
Health Care Providers &
Services  0.1%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $5,010 (1)(2)(4) 2,080,305 2,788
2,788
Life Sciences Tools &
Services  0.7%
Bruker, 6.38%, 9/1/28  45,822 16,771
Cellares, Series D, Acquisition Date:
12/12/25, Cost $4,922 (1)(2)(4) 410,614 4,922
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $2,523 (1)(2)(4) 214,212 3,759
Manus Bio, Series One-6, Acquisition
Date: 3/30/21, Cost $3,365 (1)(2)(4) 320,851 963
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $3,621 (1)(2)(4) 265,089 4,260
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $6,907 (1)(2)(4) 155,519 2,499
33,174
Total Health Care 56,129
INDUSTRIALS & BUSINESS
SERVICES  0.3%
Aerospace & Defense  0.1%
ABL Space Systems, Series
A-8, Acquisition Date: 3/24/21,
Cost $3,410 (1)(2)(4) 85,921 19
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $6,074 (1)(2)(4) 1,087,799 3,938
Epirus, Series D, Acquisition Date:
1/21/25, Cost $608 (1)(2)(4) 219,044 793
4,750
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date:
11/18/20, Cost $2,725 (1)(2)(4) 223,990 654
Flexe, Series D, Acquisition Date:
4/7/22, Cost $1,607 (1)(2)(4) 78,800 293
947
Electrical Equipment  0.0%
CelLink, Series D, Acquisition Date:
1/20/22, Cost $2,969 (1)(2)(4) 142,571 91
91
Professional Services  0.2%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $1,791 (1)(2)(4) 393,660 3,504
Checkr, Series D, Acquisition Date:
9/6/19, Cost $6,330 (1)(2)(4) 627,795 5,587
9,091
Total Industrials & Business Services 14,879

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION
TECHNOLOGY  0.8%
Electronic Equipment,
Instruments & Components  0.4%
Novanta, 6.50%, 11/1/28  289,539 15,919
15,919
IT Services  0.0%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $2,376 (1)(2)
(4) 162,965 238
Haul Hub, Series C, Acquisition
Date: 4/14/22, Cost $959 (1)(2)(4) 50,834 74
312
Semiconductors & Semiconductor
Equipment  0.1%
Lightmatter, Series D, Acquisition
Date: 10/11/24, Cost $4,513 (1)(2)(4) 56,255 4,795
4,795
Software  0.3%
Nuro, Series C, Acquisition Date:
10/30/20 - 3/2/21, Cost $6,214 (1)
(2)(4) 475,993 7,187
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,216 (1)(2)(4) 154,275 2,359
SecurityScorecard, Series
E, Acquisition Date: 3/5/21,
Cost $3,099 (1)(2)(4) 613,641 2,111
11,657
Total Information Technology 32,683
MATERIALS  0.6%
Chemicals  0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $4,206 (1)(2)(4) 88,718 4,176
Sila Nano, Series F, Acquisition
Date: 1/7/21, Cost $5,284 (1)(2)(4) 128,029 2,333
6,509
Metals & Mining  0.4%
Kobold Metals, Series B-1,
Acquisition Date: 1/10/22,
Cost $3,092 (1)(2)(4) 112,792 12,702
Kobold Metals, Series C-1,
Acquisition Date: 9/20/24,
Cost $4,476 (1)(2)(4) 52,690 5,933
18,635
Total Materials 25,144
Total Convertible Preferred Stocks
(Cost $152,289) 135,930
Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.5%
Money Market Funds  0.5%
T. Rowe Price Government Reserve
Fund, 3.77% (6)(7) 23,180,226 23,180
Total Short-Term Investments
(Cost $23,180) 23,180
Total Investments in Securities
99.9% of Net Assets
(Cost $3,496,886) $ 4,443,678

T. ROWE PRICE Institutional Small-Cap Stock Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $122,721 and represents 2.8% of net assets.
(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitment at December 31, 2025, was $6,150 and was valued at $7,213 (0.2% of net assets).
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
CHF Swiss Franc
GBP British Pound
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Institutional Small-Cap Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.77% $ —# $ — $ 877+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government Reserve Fund, 3.77% $ 30,878  ¤  ¤ $ 23,180^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $877 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $23,180.

T. ROWE PRICE Institutional Small-Cap Stock Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $3,496,886) $ 4,443,678
Receivable for investment securities sold 12,946
Dividends receivable 2,263
Receivable for shares sold 327
Foreign currency (cost $279) 278
Other assets 124
Total assets 4,459,616
Liabilities
Payable for investment securities purchased 6,311
Payable for shares redeemed 3,248
Investment management fees payable 2,505
Due to affiliates 13
Payable to directors 3
Other liabilities 116
Total liabilities 12,196
NET ASSETS $ 4,447,420
Net Assets Consist of:
Total distributable earnings (loss) $ 1,026,191
Paid-in capital applicable to 182,393,681 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 3,421,229
NET ASSETS $ 4,447,420
NET ASSET VALUE PER SHARE $ 24.38

T. Rowe Price Institutional Small-Cap Stock Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $350) $ 35,533
.
  Interest 90
Other 55
Total income 35,678
Expenses
Investment management 27,676
Shareholder servicing 10
Prospectus and shareholder reports 22
Custody and accounting 331
Legal and audit 59
Registration 38
Directors 13
Miscellaneous 72
Total expenses 28,221
Net investment income 7,457
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 433,251
Foreign currency transactions (1)
Net realized gain 433,250
Change in net unrealized gain / loss
Securities (114,744)
Other assets and liabilities denominated in foreign currencies 7
Change in net unrealized gain / loss (114,737)
Net realized and unrealized gain / loss 318,513
INCREASE IN NET ASSETS FROM OPERATIONS
$ 325,970

T. Rowe Price Institutional Small-Cap Stock Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 7,457 $ 10,000
Net realized gain 433,250 771,836
Change in net unrealized gain / loss (114,737) (292,852)
Increase in net assets from operations 325,970 488,984
Distributions to shareholders
Net earnings (427,140) (745,310)
Capital share transactions
*
Shares sold 629,052 361,430
Distributions reinvested 427,055 745,148
Shares redeemed (1,035,201) (723,173)
Increase in net assets from capital share transactions 20,906 383,405
Net Assets
Increase (decrease) during period (80,264) 127,079
Beginning of period 4,527,684 4,400,605
End of period $ 4,447,420 $ 4,527,684
*Share information (000s)
Shares sold 24,159 13,075
Distributions reinvested 17,502 29,914
Shares redeemed (41,274) (26,256)
Increase in shares outstanding 387 16,733

T. Rowe Price Institutional Small-Cap Stock Fund

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act).
The Institutional Small-Cap Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss)
or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
In-Kind Subscriptions  Under certain circumstances, and when considered to be in the best interest of all shareholders, the fund may accept portfolio securities rather than cash as payment for the purchase of fund shares (in-kind subscription).
For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. In-kind subscriptions result in no gain or loss and no tax consequences for the fund.
During the year ended December 31, 2025, the fund accepted $13,752,000 of in-kind subscriptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. Rowe Price Institutional Small-Cap Stock Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. Rowe Price Institutional Small-Cap Stock Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended December 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31,
2025, totaled $(3,412,000) for the year ended December 31, 2025. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired or exchanged as a result of a corporate action.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,113,217 $ 151,870 $ 19,481 $ 4,284,568
Convertible Preferred Stocks 32,690 — 103,240 135,930
Short-Term Investments 23,180 — — 23,180
Total $ 4,169,087 $ 151,870 $ 122,721 $ 4,443,678
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
12/31/25
Investment in Securities
Common Stocks $ 23,523 $ 186 $ 6,978 $ (9,541) $ — $ (1,665) $ 19,481
Convertible Bonds 2,301 242 — (2,543) — — —
Convertible Preferred Stocks 95,695 (2,224) 26,507 (18,403) 1,665 — 103,240
Total $ 121,519 $ (1,796) $ 33,485 $ (30,487) $ 1,665 $ (1,665) $ 122,721

T. Rowe Price Institutional Small-Cap Stock Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Private Investments Issued by Special Purpose Acquisition Companies Special purpose acquisition companies
(SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $3,584,159,000 and $4,005,490,000, respectively, for the year ended December 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital gains, if any) $ 13,895 $ 27,341
Long-term capital gain 413,245 717,969
Total distributions $ 427,140 $ 745,310
($000s)
Cost of investments $ 3,511,463
Unrealized appreciation $ 1,108,177
Unrealized depreciation (175,964)
Net unrealized appreciation (depreciation) $ 932,213

T. Rowe Price Institutional Small-Cap Stock Fund

At December 31, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.65% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to an operating expense limitation pursuant to which Price Associates is contractually required to pay all operating expenses of the fund, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The fund is required to repay Price Associates for expenses previously paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limit in place at the time such amounts were paid; or (2) the current limit.
However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and
($000s)
Undistributed ordinary income $ 668
Undistributed long-term capital gain 93,310
Net unrealized appreciation (depreciation) 932,213
Total distributable earnings (loss) $ 1,026,191
Expense limitation 0.05%
Expense limitation date 02/28/27
(Waived)/repaid during the period ($000s) $—

T. Rowe Price Institutional Small-Cap Stock Fund

administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended December 31, 2025, expenses incurred pursuant to these service agreements were $124,000 for Price Associates and $9,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to November 12,
2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the year ended December 31, 2025, this reimbursement amounted to $106,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. Rowe Price Institutional Small-Cap Stock Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Institutional Small-Cap Stock Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Funds, Inc. and Shareholders
of T. Rowe Price Institutional Small-Cap Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Institutional Small-Cap Stock Fund (one of the funds constituting T. Rowe Price Equity Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31,
2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31,
2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Institutional Small-Cap Stock Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $413,245,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $30,877,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $26,608,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E129-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026